INVESTMENTS IN ASSOCIATES - RECONCILIATION OF SUMMARISED FINANCIAL INFORMATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)		Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of associates [line items]
Profit for the year	¥ 779,034	$ 113,305	[1]	¥ 1,011,768	¥ 1,153,700
Associates [member]
Disclosure of associates [line items]
Opening net assets	356,221			342,049	344,308
Profit for the year	14,647			14,172	14,741
Dividend	0			0	(17,000)
Closing net assets	¥ 370,868			¥ 356,221	¥ 342,049
Percentage of ownership interest	49.00%	49.00%		49.00%	49.00%
Carrying value	¥ 181,725			¥ 174,548	¥ 167,604
Guangzhou Tiecheng Enterprise Company Limited ("Tiecheng") [member]
Disclosure of associates [line items]
Opening net assets	228,612			216,387	207,587
Profit for the year	11,039			12,225	8,800
Dividend	0			0	0
Closing net assets	¥ 239,651			¥ 228,612	¥ 216,387
Percentage of ownership interest	49.00%	49.00%		49.00%	49.00%
Carrying value	¥ 117,429			¥ 112,020	¥ 106,030
Shenzhen Guangzhou Railway Civil Engineering Company ("Shentu") [member]
Disclosure of associates [line items]
Opening net assets	127,609			125,662	136,721
Profit for the year	3,608			1,947	5,941
Dividend	0			0	(17,000)
Closing net assets	¥ 131,217			¥ 127,609	¥ 125,662
Percentage of ownership interest	49.00%	49.00%		49.00%	49.00%
Carrying value	¥ 64,296			¥ 62,528	¥ 61,574

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .